Classification of operating expenses by nature (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Personnel expenses	$ 5,034	$ 8,860	$ 12,962	$ 17,901
Depreciation and amortization	885	820	1,714	1,647
Depreciation of right-of-use assets	293	511	576	1,244
Taxes and dues	4,383	1,960	8,282	4,046
Fees and commissions	27,555	29,680	55,255	59,895
Advertising expenses	11,442	9,708	23,982	23,146
Other expenses	2,907	521	3,580	1,144
Total	$ 52,499	$ 52,060	$ 106,351	$ 109,023